Average Annual Total Returns{- Fidelity Advisor® Balanced Fund} - 08.31 Fidelity Advisor Balanced Fund AMCIZ PRO-14 - Fidelity Advisor® Balanced Fund	Fidelity Advisor Balanced Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Balanced Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Balanced Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Balanced Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Balanced Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund-Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0021 Past 1 year	F0021 Past 5 years	F0021 Past 10 years
Total	16.64%	6.71%	8.95%	15.74%	5.43%	7.82%	10.30%	4.96%	7.00%	19.07%	6.96%	8.96%	21.81%	7.18%	8.78%	24.09%	8.27%	9.89%	24.24%	8.41%	9.47%	[1]	31.49%	11.70%	13.56%	22.18%	8.37%	9.77%

[1]	(a)Since inception August 13, 2013.